Investments - Composition of US and Foreign Corporate Securities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Communications
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	$ 4,043.7	$ 3,609.5	$ 3,561.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	332.7	563.4	395.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	56.7	2.4	12.5
Fixed maturities, including securities pledged	4,319.7	4,170.5	3,944.4
Financial
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	6,086.4	5,912.9	6,309.6
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	537.6	749.4	450.5
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	76.2	46.7	133.9
Fixed maturities, including securities pledged	6,547.8	6,615.6	6,626.2
Industrial and Other Companies
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	28,528.9	26,613.3	24,071.1
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	1,637.2	3,063.3	2,252.6
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	490.6	24.2	67.2
Fixed maturities, including securities pledged	29,675.5	29,652.4	26,256.5
Utilities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	9,069.8	8,893.1	8,535.8
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	672.7	1,210.5	948.7
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	94.7	28.9	26.2
Fixed maturities, including securities pledged	9,647.8	10,074.7	9,458.3
Transportation
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	1,460.8	1,279.1	1,215.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	96.1	167.4	126.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	24.7	1.3	4.7
Fixed maturities, including securities pledged	1,532.2	1,445.2	1,337.2
U.S. and Foreign Corporate Securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	49,189.6	46,307.9	43,693.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	3,276.3	5,754.0	4,173.6
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	742.9	103.5	244.5
Fixed maturities, including securities pledged	$ 51,723.0	$ 51,958.4	$ 47,622.6